Risk/Return Detail Data - FidelityMunicipalIncome2025Fund-AIPRO	Aug. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityMunicipalIncome2025Fund-AIPRO | Fidelity Municipal Income 2025 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Municipal Income 2025 Fund /Fidelity Advisor® Municipal Income 2025 Fund A, I
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Municipal Income 2025 Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6 % of the average value of its portfolio.
Portfolio Turnover, Rate	6.00%
Expenses Deferred Charges [Text Block]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax (but may be subject to the federal alternative minimum tax). Managing the fund to have similar overall interest rate risk to the supplemental index. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Liquidating shortly after the fund's target end-date of June 30, 2025.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	May 25, 2017
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	0.95%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2019
Highest Quarterly Return	3.00%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(4.44%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMunicipalIncome2025Fund-AIPRO | Fidelity Municipal Income 2025 Fund | Fidelity Advisor Municipal Income 2025 Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.65%
1 year	$ 340
3 years	477
5 years	627
10 years	$ 1,063
2018	0.93%
2019	7.18%
2020	3.37%
2021	0.55%
2022	(5.24%)
2023	2.58%
FidelityMunicipalIncome2025Fund-AIPRO | Fidelity Municipal Income 2025 Fund | Fidelity Advisor Municipal Income 2025 Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.40%
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505
FidelityMunicipalIncome2025Fund-AIPRO | Fidelity Municipal Income 2025 Fund | Return Before Taxes | Fidelity Advisor Municipal Income 2025 Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(0.24%)
Past 5 years	1.04%
Since Inception	0.98%	[2]
FidelityMunicipalIncome2025Fund-AIPRO | Fidelity Municipal Income 2025 Fund | Return Before Taxes | Fidelity Advisor Municipal Income 2025 Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	2.84%
Past 5 years	1.84%
Since Inception	1.66%	[3]
FidelityMunicipalIncome2025Fund-AIPRO | Fidelity Municipal Income 2025 Fund | After Taxes on Distributions | Fidelity Advisor Municipal Income 2025 Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(0.24%)
Past 5 years	1.04%
Since Inception	0.98%	[2]
FidelityMunicipalIncome2025Fund-AIPRO | Fidelity Municipal Income 2025 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Municipal Income 2025 Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	0.51%
Past 5 years	1.16%
Since Inception	1.11%	[2]
FidelityMunicipalIncome2025Fund-AIPRO | Fidelity Municipal Income 2025 Fund | LB015
Risk/Return:
Label	Bloomberg Municipal Bond Index
Past 1 year	6.40%
Past 5 years	2.25%
Since Inception	2.18%
FidelityMunicipalIncome2025Fund-AIPRO | Fidelity Municipal Income 2025 Fund | IXZHF
Risk/Return:
Label	Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index
Past 1 year	2.91%
Past 5 years	2.03%
Since Inception	1.87%

[1]
A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.

[2]	A From May 25, 2017 .
[3]	B From May 25, 2017 .